MERRILL LYNCH
DEVELOPING
CAPITAL MARKETS
FUND, INC.







FUND LOGO








Quarterly Report

September 30, 1996





Investing in emerging market securities involves a number of risk factors and special considerations, including restrictions on foreign investments and on repatriation of capital invested in emerging markets, currency fluctuations, and potential price volatility and less liquidity of securities traded in emerging markets. In addition, there may be less publicly available information about the issuers of securities, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which US companies are subject. Therefore, the Fund is designed as a long-term investment for investors capable of assuming the risks of investing in emerging markets. The Fund should be considered as a vehicle for diversification and not as a complete investment program. Please refer to the prospectus for details.

This report is not authorized for use as an offer of sale or solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
Statements and other information herein are as dated and are subject to change.















Merrill Lynch
Developing
Capital Markets
Fund, Inc.
Box 9011
Princeton, NJ
08543-9011


Printed on post-consumer recycled paper


MERRILL LYNCH DEVELOPING CAPITAL MARKETS FUND, INC.


Asset Allocation
As a Percentage* of
Net Assets as of
September 30, 1996


Map Depicting the Fund's Asset Allocation As a Percentage* of
Net Assets as of September 30, 1996

Venezuela          0.7%
Brazil            12.5%
Portugal           1.6%
France             2.7%
Hungary            1.9%
Poland             2.1%
Russia             1.2%
Greece             1.8%
Turkey             2.0%
Pakistan           0.3%
India              5.7%
Thailand           7.2%
China              0.1%
South Korea        3.1%
Mexico            11.1%
Chile              0.4%
Argentina          7.8%
Morocco            1.0%
Italy              1.1%
Egypt              1.0%
South Africa       5.6%
Zimbabwe           1.3%
Israel             1.8%
Malaysia          11.4%
Indonesia          3.3%
Hong Kong          8.4%
Australia          1.0%

[FN]
*Total may not equal 100%.



DEAR SHAREHOLDER


For the three-month period ended September 30, 1996, total returns for Merrill Lynch Developing Capital Markets Fund, Inc.'s Class A, Class B, Class C and Class D Shares were -2.19%, -2.48%, -2.49% and -2.26%, respectively. For the same period, the unmanaged Morgan Stanley Emerging Markets Free Index declined 3.62%. (Complete performance information, including average annual total returns, can be found on pages 3-5 of this report to shareholders.) The Fund's performance benefited from its underweighted positions in the Philippines, Thailand and South Africa, whose markets declined 4.29%, 12.92% and 5.99%, respectively. Also helping performance was the Fund's overweighted position in Poland, whose market had a total return of +7.92% for the September quarter. Negatively impacting performance were the Fund's overweighted positions in India and Turkey, whose markets fell 17.34% and 8.16%, respectively, during the three months ended September 30, 1996.

Investment Outlook & Activities
During the September quarter, we slightly decreased the Fund's cash position from 4.4% of net assets to 3.5%. We substantially added to the Fund's fixed-income investments, which increased from 0.6% of net assets at June 30, 1996 to 5.6% as of September 30, 1996. We also increased the Fund's investments in Europe to 14.4% of net assets from 13.6%, in Latin America from 28.7% of net assets to 32.5%, and in the Middle East/Africa region from 10.6% of net assets to 10.7% at September 30, 1996. We slightly reduced the Fund's investments in the Pacific region from 41.6% of net assets to 40.5%.

In emerging European markets, we increased our investments in Poland and Russia. We added to our holdings in the banking sector in Poland in response to good economic performance and corporate earnings growth, the possibility of interest rate declines, and low stock valuations. In Russia, there are reasons to be concerned about President Yeltsin's health, and a possible power struggle in the event of his incapacitation. However, we expect the nervousness reflected in the currency, the ruble, and in interest rates to be offset in the coming weeks by investor optimism concerning favorable capital market developments. Among the developments we anticipate are the issuance of a credit rating for government debt, the issuance of a benchmark bond issue, and the resumption of major privatizations. The most important of these is the international offering of Rao Gazprom. Rao Gazprom owns 22% of the world's natural gas reserves and is considered to be one of the "crown jewels" of Russia. The privatization of Rao Gazprom is a clear indication of Russia's continuous effort to develop a free-market economy.

In the Latin American region, we added to our investments in Mexico. We expect good earnings results from companies such as Apasco, S.A. de C.V. Apasco is the second-largest cement producer in Mexico. Last year, the company reduced its fixed expenses substantially. With a lower cost base and improved sales volumes and pricing going forward, Apasco should be able to realize attractive earnings leverage. In the political sphere, there have been concerns pertaining to confrontations between armed rebel groups and government troops in Oaxaca and Guerero. However, we do not expect these events to have a prolonged impact on the equity market. They should not deter the flow of investment to the country, break the momentum of economic recovery, or discourage the government's commitment to monetary and fiscal discipline.

We increased our investments in Hong Kong, Malaysia and Thailand, while taking profits in South Korea. We believe that stock market performance in Asia this year is reflecting investors' more sober appraisals of the economic and stock market fundamentals of the region. We had long been concerned about the region's slowdown of economic growth and the high valuations of stocks as we made investments across the region. However, in the current environment it has become easier for us to find attractive equity values. For example, China Overseas Land is a quality land developer backed by the Chinese government that is trading at a significant discount to the market.

We maintained the Fund's position in South Africa during the September quarter. We believe that a lot of the negatives have already been discounted in the South African market. Many domestic and international strategists are negative or cautious on the country. With a long-term horizon, stock valuations of well-managed companies are reasonable. Anglo American Corporation of South Africa, Ltd. is South Africa's largest conglomerate with its primary focus on the natural resources businesses. The company also has other interests in basic industrial businesses and financial services.

In Conclusion
We are optimistic on the long-term prospects for stocks in the emerging markets. However, we remind our shareholders that the emerging markets are more volatile than the securities markets of more developed countries.

We appreciate your ongoing interest in Merrill Lynch Developing
Capital Markets Fund, Inc., and we look forward to reviewing our outlook and strategy with you in our upcoming semi-annual report to shareholders.

Sincerely,







(Arthur Zeikel)
Arthur Zeikel
President







(Grace Pineda)
Grace Pineda
Vice President and Portfolio Manager

October 22, 1996



PERFORMANCE DATA


About Fund
Performance

Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing SM System, which offers four pricing alternatives:

* Class A Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

* Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately 8 years. (There is no initial sales charge for automatic share conversions.)

* Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

* Class D Shares incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

None of the past results shown should be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.


PERFORMANCE DATA (concluded)


Average Annual
Total Return

                                     % Return Without % Return With
Class A Shares*                        Sales Charge    Sales Charge**

Year Ended 9/30/96                        + 9.59%        + 3.84%
Five Years Ended 9/30/96                  +11.39         +10.19
Inception (9/1/89) through 9/30/96        +10.63         + 9.79

[FN]
 *Maximum sales charge is 5.25%.
**Assuming maximum sales charge.


                                         % Return       % Return
Class B Shares*                        Without CDSC    With CDSC**

Year Ended 9/30/96                         +8.51%         +4.51%
Inception (7/1/94) to 9/30/96              +3.63          +2.77

[FN]
 *Maximum contingent deferred sales charge is 4% and is reduced to 0%
  after 4 years.
**Assuming payment of applicable contingent deferred sales charge.


                                         % Return       % Return
Class C Shares*                        Without CDSC    With CDSC**

Year Ended 9/30/96                         +8.48%         +7.48%
Inception (10/21/94) to 9/30/96            -2.99          -2.99

[FN]
 *Maximum contingent deferred sales charge is 1% and is reduced to 0%
  after 1 year.
**Assuming payment of applicable contingent deferred sales charge.


                                     % Return Without % Return With
Class D Shares*                        Sales Charge    Sales Charge**

Year Ended 9/30/96                         +9.33%         +3.59%
Inception (10/21/94) to 9/30/96            -2.22          -4.89

[FN]
 *Maximum sales charge is 5.25%.
**Assuming maximum sales charge.

Performance
Summary--
Class A Shares
                                    Net Asset Value        Capital Gains
Period Covered                   Beginning      Ending      Distributed    Dividends Paid*      % Change**
9/1/89--12/31/89                  $ 9.60        $10.13        $0.004           $0.132            + 6.97%
1990                               10.13          9.04          --              0.640            - 5.33
1991                                9.04         10.89          --              0.252            +23.35
1992                               10.89         10.18         0.324            0.518            + 0.85
1993                               10.18         16.80         0.278            0.069            +68.96
1994                               16.80         13.90         0.653            0.447            -10.97
1995                               13.90         13.18          --              0.238            - 3.43
1/1/96--9/30/96                    13.18         14.72          --               --              +11.68
                                                              ------           ------
                                                        Total $1.259     Total $2.296

                                                         Cumulative total return as of 9/30/96: +104.42%**

 *Figures may include short-term capital gains distributions.
**Figures assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date, and do not include sales charge; results would be lower if sales charge was included.


Performance
Summary--
Class B Shares
                                    Net Asset Value        Capital Gains
Period Covered                   Beginning      Ending      Distributed    Dividends Paid*      % Change**
7/1/94--12/31/94                  $14.54        $13.86        $0.653           $0.412            + 2.36%
1995                               13.86         13.11          --              0.124            - 4.50
1/1/96--9/30/96                    13.11         14.53          --               --              +10.83
                                                              ------           ------
                                                        Total $0.653     Total $0.536

                                                           Cumulative total return as of 9/30/96: +8.35%**

 *Figures may include short-term capital gains distributions.
**Figures assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date, and do not reflect deduction of any sales charge; results would be lower if sales charge was deducted.

Performance
Summary--
Class C Shares
                                    Net Asset Value        Capital Gains
Period Covered                   Beginning      Ending      Distributed    Dividends Paid*      % Change**
10/21/94--12/31/94                $16.71        $13.84        $0.653           $0.425            -10.98%
1995                               13.84         13.08          --              0.137            - 4.48
1/1/96--9/30/96                    13.08         14.50          --               --              +10.86
                                                              ------           ------
                                                        Total $0.653     Total $0.562

                                                           Cumulative total return as of 9/30/96: -5.74%**

 *Figures may include short-term capital gains distributions.
**Figures assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date, and do not reflect deduction of any sales charge; results would be lower if sales charge was deducted.


Performance
Summary--
Class D Shares
                                    Net Asset Value        Capital Gains
Period Covered                   Beginning      Ending      Distributed    Dividends Paid*      % Change**
10/21/94--12/31/94                $16.77        $13.90        $0.653           $0.442            -10.84%
1995                               13.90         13.17          --              0.214            - 3.68
1/1/96--9/30/96                    13.17         14.68          --               --              +11.47
                                                              ------           ------
                                                        Total $0.653     Total $0.656

                                                           Cumulative total return as of 9/30/96: -4.27%**

 *Figures may include short-term capital gains distributions.
**Figures assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date, and do not include sales charge; results would be lower if sales charge was included.

Recent
Performance
Results*
                                                                                                12 Month  3 Month
                                                                  9/30/96   6/30/96   9/30/95   % Change  % Change
ML Developing Capital Markets Fund Class A Shares                  $14.72   $15.05    $13.68      +7.60%    -2.19%
ML Developing Capital Markets Fund Class B Shares                   14.53    14.90     13.52      +7.47     -2.48
ML Developing Capital Markets Fund Class C Shares                   14.50    14.87     13.51      +7.33     -2.49
ML Developing Capital Markets Fund Class D Shares                   14.68    15.02     13.65      +7.55     -2.26
ML Developing Capital Markets Fund Class A Shares--Total Return                                   +9.59(1)  -2.19
ML Developing Capital Markets Fund Class B Shares--Total Return                                   +8.51(2)  -2.48
ML Developing Capital Markets Fund Class C Shares--Total Return                                   +8.48(3)  -2.49
ML Developing Capital Markets Fund Class D Shares--Total Return                                   +9.33(4)  -2.26

  *Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included.
(1)Percent change includes reinvestment of $0.238 per share ordinary income dividends.
(2)Percent change includes reinvestment of $0.124 per share ordinary income dividends.
(3)Percent change includes reinvestment of $0.137 per share ordinary income dividends.
(4)Percent change includes reinvestment of $0.214 per share ordinary income dividends.



SCHEDULE OF INVESTMENTS                                                                                       (in US Dollars)
                                 Shares Held/                                                                      Percent of
AFRICA       Industries          Face Amount               Investments                     Cost             Value  Net Assets
Morocco      Banking                 130,000  Wafa Bank                                $  5,035,551     $  7,500,286    1.0%

                                              Total Investments in Morocco                5,035,551        7,500,286    1.0

South        Beverage                234,813  South African Breweries Ltd.                5,728,608        6,267,205    0.9
Africa                                58,010  South African Breweries Ltd.
                                                (ADR)(a)                                  1,332,782        1,711,295    0.2
                                                                                       ------------     ------------  ------
                                                                                          7,061,390        7,978,500    1.1

             Entertainment         2,054,900  Sun International, Ltd.                     2,874,458        2,175,696    0.3

             Financial Services       24,000  Anglo American Corporation of
                                                South Africa, Ltd.(ADR)(a)                1,481,426        1,464,000    0.2
                                     884,200  First National Bank Holdings Ltd.           8,540,288        5,275,749    0.7
                                                                                       ------------     ------------  ------
                                                                                         10,021,714        6,739,749    0.9

             Mining                  369,100  Beatrix Mines Ltd.                          3,247,494        2,564,608    0.3
                                     107,900  De Beers Centenary AG                       3,362,087        3,355,884    0.5
                                      95,000  De Beers Consolidated Mines Ltd.
                                                (ADR)(a)                                  2,201,328        2,933,125    0.4
                                     518,900  Driefontein Consolidated Ltd.
                                                (ADR)(a)                                  7,581,381        5,578,175    0.7
                                     362,900  Kinross Mines Ltd.                          3,840,151        2,985,810    0.4
                                      43,243  Vaal Reefs Exploration & Mining
                                                Co. Ltd.                                  3,935,763        3,529,262    0.5
                                      32,317  Western Areas Gold Mining
                                                Company Ltd.                                469,861          509,687    0.1
                                     186,806  Western Areas Gold Mining
                                                Company Ltd. (ADR)(a)                     2,518,063        2,965,549    0.4
                                                                                       ------------     ------------  ------
                                                                                         27,156,128       24,422,100    3.3

             Multi-Industry          100,634  Malbak Ltd. (GDR)(b)                          587,110          377,378    0.0

             Steel                     2,768  South Africa Iron & Steel
                                                Industrial Corp., Ltd.                        2,483            1,826    0.0

                                              Total Investments in South Africa          47,703,283       41,695,249    5.6

Zimbabwe     Beverage & Tobacco    3,057,470  Delta Corporation Ltd.                      4,930,120        9,323,360    1.3

                                              Total Investments in Zimbabwe               4,930,120        9,323,360    1.3

                                              Total Investments in Africa                57,668,954       58,518,895    7.9

EUROPE

France       Merchandising            12,150  Carrefour S.A. (Ordinary)                   5,924,651        6,824,811    0.9

             Utilities--Water        120,500  Compagnie Generale des Eaux S.A.           12,943,162       13,098,334    1.8

                                              Total Investments in France                18,867,813       19,923,145    2.7

Greece       Banking                 136,655  Ergo Bank S.A. (Ordinary)                   6,296,114        7,882,416    1.1

             Beverage                122,660  Hellenic Bottling Co. S.A.                  2,854,032        4,173,840    0.5

             Telecommunications       88,000  Hellenic Telecommunication
                                                Organization S.A.                         1,457,617        1,480,787    0.2

                                              Total Investments in Greece                10,607,763       13,537,043    1.8

Hungary      Health/Personal Care     67,580  Gedeon Richter Ltd. (GDR)(b)                2,068,280        3,547,950    0.5
                                      73,700  Gedeon Richter Ltd. (GDR)(b)                2,433,751        3,869,250    0.5
                                                                                       ------------     ------------  ------
                                                                                          4,502,031        7,417,200    1.0

             Oil & Related            76,000  Mol Magyar Olay-es Gazipari
                                                Reszvenytarsasag (GDR)(b)                   807,500          733,400    0.1
                                     419,000  Mol Magyar Olay-es Gazipari
                                                Reszvenytarsasag (GDR)(b)                 4,733,895        4,043,350    0.6
                                                                                       ------------     ------------  ------
                                                                                          5,541,395        4,776,750    0.7

             Telecommunications       12,000  Magyar TavKozlesi
                                                Reszvenytarsasag (Ordinary)               2,338,938        1,705,096    0.2

                                              Total Investments in Hungary               12,382,364       13,899,046    1.9

Italy        Broadcast--Media      1,627,000  Mediaset S.p.A.                             7,628,004        8,074,044    1.1

                                              Total Investments in Italy                  7,628,004        8,074,044    1.1

Poland       Automotive              309,611  T.C. Debica                                 5,492,554        6,619,627    0.9

             Banking                 186,017  Wielkopolski Bank Kredytowy S.A.            1,047,602        1,285,939    0.2

             Electrical &            238,000  Elektrim Towarzystow Handlowe S.A.          2,442,163        2,332,252    0.3
             Electronics

             Financial Services      132,880  Bank Rozwoju Eksportu S.A.                  3,249,915        4,545,658    0.6

             Multi-Industry          385,032  Mostostal-Export S.A.                         995,772        1,097,622    0.1
                                       7,700  Mostostal-Export S.A. (Series E)                2,833            2,744    0.0
                                                                                       ------------     ------------  ------
                                                                                            998,605        1,100,366    0.1

                                              Total Investments in Poland                13,230,839       15,883,842    2.1

Portugal     Multi-Industry          398,950  Sonae Investimentos-SGPS S.A.               9,078,115       11,571,221    1.6

                                              Total Investments in Portugal               9,078,115       11,571,221    1.6

Russia       Energy Sources          211,600  Mosenergo (ADR)(a)                          5,416,509        5,554,500    0.8

             Multi-Industry          158,700  Templeton Russia Fund, Inc.                 2,309,085        3,253,350    0.4

                                              Total Investments in Russia                 7,725,594        8,807,850    1.2

Turkey       Beverage & Tobacco      796,000  Erciyas Biracilik Ve Malt
                                                Sanayii A.S. (Class A) (GDR)(b)          10,706,200        8,159,000    1.1

             Metal Fabricating    62,677,000  Eregli Demir Ve Celik Fabrikalari
                                                T.A.S.                                    7,220,626        6,759,284    0.9

                                              Total Investments in Turkey                17,926,826       14,918,284    2.0

                                              Total Investments in Europe                97,447,318      106,614,475   14.4

LATIN
AMERICA

Argentina    Banking                 533,800  Banco Frances del Rio de la
                                                Plata S.A. (ADR)(a)                      13,925,535       13,945,525    1.9
                                     304,320  Bansud S.A. (Class B)                       3,502,170        2,746,900    0.4
                                                                                       ------------     ------------  ------
                                                                                         17,427,705       16,692,425    2.3
             Foreign          US$ 34,303,500  Republic of Argentina, 6.625%
             Government                         due 3/31/2005                            26,544,818       28,729,181    3.9
             Obligations


             Oil & Related         1,085,750  Companhia Naviera Perez Companc
                                                S.A.C.F.I.M.F.A. (Class B)                6,000,141        6,873,829    0.9

             Telecommunications      211,109  Telefonica de Argentina S.A.
                                                (ADR)(a)                                  6,086,231        5,251,336    0.7

                                              Total Investments in Argentina             56,058,895       57,546,771    7.8


SCHEDULE OF INVESTMENTS (continued)                                                                           (in US Dollars)
LATIN AMERICA                                                                                                      Percent of
(concluded)  Industries          Shares Held               Investments                     Cost             Value  Net Assets
Brazil       Banking           1,008,419,735  Banco Bradesco S.A. (Preferred)          $  5,782,350     $  8,592,803    1.2%
                                  42,567,626  Banco Nacional S.A. (Preferred)               892,993               42    0.0
                                                                                       ------------     ------------  ------
                                                                                          6,675,343        8,592,845    1.2

             Beverage             21,788,513  Companhia Cervejaria Brahma S.A.
                                                PN (Preferred)                            8,032,321       13,551,132    1.8

             Oil & Related        29,963,333  Petroleo Brasileiro S.A. (Preferred)        3,705,777        3,521,352    0.5

             Steel                48,350,000  Companhia Siderurgica Nacional S.A.         1,407,906        1,032,351    0.1
                               2,594,900,000  Usinas Siderurgicas de Minas
                                                Gerais--Usiminas S.A. (Preferred)         3,007,315        2,566,943    0.3
                                                                                       ------------     ------------  ------
                                                                                          4,415,221        3,599,294    0.4

             Telecommunications      281,100  Telecomunicacoes Brasileiras S.A.
                                                --Telebras(ADR)(a)                       12,056,502       22,066,350    3.0
                                 168,431,403  Telecomunicacoes Brasileiras S.A.
                                                --Telebras ON                             8,671,392       10,953,815    1.5
                                 133,742,256  Telecomunicacoes Brasileiras S.A.
                                                --Telebras PN (Preferred)                 5,978,192       10,518,612    1.4
                                  64,857,331  Telecomunicacoes de Minas Gerais
                                                S.A.--TELEMIG (Class B)(Preferred)        4,339,202        7,686,324    1.0
                                                                                       ------------     ------------  ------
                                                                                         31,045,288       51,225,101    6.9

             Utilities            17,753,900  Light Participacoes S.A.                    1,616,186        2,807,933    0.4

             Utilities--             216,740  Companhia Energetica de Minas
             Electrical & Gas                   Gerais S.A. (CEMIG)(ADR)(a)               5,141,012        6,475,108    0.9
                                  92,500,000  Companhia Energetica de Minas
                                                Gerais S.A. (CEMIG)(Preferred)            2,527,304        2,763,222    0.4
                                                                                       ------------     ------------  ------
                                                                                          7,668,316        9,238,330    1.3

                                              Total Investments in Brazil                63,158,452       92,535,987   12.5

Chile        Apparel               3,504,672  Bata Chile S.A.                               994,522          407,619    0.1

             Broadcasting &        1,828,625  Editorial Lord Cochrane S.A.                  966,585          398,779    0.0
             Publishing

             Telecommunications       21,000  Compania de Telecomunicaciones
                                                de Chile S.A. (ADR)(a)                    2,198,800        2,029,125    0.3

                                              Total Investments in Chile                  4,159,907        2,835,523    0.4

Mexico       Beverage and Tobacco    180,050  Panamerican Beverages, Inc.
                                                (Class A)                                 6,247,726        7,404,556    1.0

             Building &            1,939,100  Apasco, S.A. de C.V.                        8,476,855       13,302,262    1.8
             Construction

             Financial Services      139,250  Banca Quadrum, S.A. de C.V.
                                                (ADR)(a)                                  1,773,145          609,219    0.1

             Health/Personal Care     21,000  Kimberly-Clark de Mexico, S.A.
                                                de C.V. (ADR)(a)                            548,375          787,500    0.1
                                     936,000  Kimberly-Clark de Mexico, S.A.
                                                de C.V. (Series A)                       12,775,944       17,738,260    2.4
                                                                                       ------------     ------------  ------
                                                                                         13,324,319       18,525,760    2.5

             Multi-Industry        2,938,287  Grupo Carso, S.A. de C.V. 'A'              19,589,007       13,463,744    1.8
                                     348,900  Grupo Carso, S.A. de C.V.
                                                (ADR)(a)                                  4,028,200        3,183,713    0.4
                                   2,551,787  Invercorporacion, S.A. de
                                                C.V. 'A-1'                                  336,204          341,320    0.1
                                     348,900  Invercorporacion, S.A. de C.V.
                                                'A-1' (ADR)(a)                               48,846           38,379    0.0
                                                                                       ------------     ------------  ------
                                                                                         24,002,257       17,027,156    2.3

             Retail                  150,000  Cifra, S.A. de C.V. 'B'
                                                (ADR)(a)                                    202,080          207,000    0.0
                                   9,609,400  Cifra, S.A. de C.V. 'C'                    15,525,457       13,794,980    1.9
                                                                                       ------------     ------------  ------
                                                                                         15,727,537       14,001,980    1.9

             Telecommunications    2,551,787  Carso Global Telecom, S.A.
                                                de C.V. 'A-1'                             6,724,076        6,691,217    0.9
                                     348,900  Carso Global Telecom, S.A.
                                                de C.V. (ADR)(a)                          1,657,275        1,788,113    0.2
                                      99,068  Telefonos de Mexico, S.A.
                                                de C.V. (ADR)(a)                          3,211,800        3,182,560    0.4
                                                                                       ------------     ------------  ------
                                                                                         11,593,151       11,661,890    1.5

                                              Total Investments in Mexico                81,144,990       82,532,823   11.1

Venezuela    Steel                 1,561,472  Siderurgica Venezolana SIVENSA,
                                                S.A.I.C.A.--S.A.C.A.                        573,061        1,144,638    0.2
                                     200,000  Siderurgica Venezolana SIVENSA,
                                                S.A.I.C.A.--S.A.C.A. (ADR)(a)               390,000          730,000    0.1
                                      46,573  Siderurgica Venezolana SIVENSA,
                                                S.A.I.C.A.--S.A.C.A. (Class B)
                                                (ADR)(a)                                     10,372          139,719    0.0
                                                                                       ------------     ------------  ------
                                                                                            973,433        2,014,357    0.3

             Utilities--           3,328,669  C.A. La Electricidad de Caracas
             Electrical & Gas                   S.A.I.C.A.--S.A.C.A.                      3,572,081        3,307,512    0.4

                                              Total Investments in Venezuela              4,545,514        5,321,869    0.7

                                              Total Investments in Latin America        209,067,758      240,772,973   32.5

MIDDLE
EAST

Egypt        Banking                  16,843  Commercial International Bank
                                                (Egypt) S.A.E.                            1,992,666        2,327,040    0.3
                                     336,840  Commercial International Bank
                                                (Egypt) S.A.E. (GDR)(b)                   3,999,975        5,136,810    0.7

                                              Total Investments in Egypt                  5,992,641        7,463,850    1.0

Israel       Banking               3,043,266  Bank Hapoalim Ltd.                          4,838,495        4,182,661    0.6
                                   3,843,099  Bank Leumi Israel                           5,460,273        4,309,591    0.6
                                                                                       ------------     ------------  ------
                                                                                         10,298,768        8,492,252    1.2

             Merchandising            76,873  Blue Square Chain Stores
                                                Properties & Investments Ltd.               438,729          553,724    0.1
                                      25,800  Blue Square Chain Stores
                                                Properties & Investments Ltd.
                                                (ADR)(a)                                    336,956          380,550    0.0
                                                                                       ------------     ------------  ------
                                                                                            775,685          934,274    0.1

             Multi-Industry           26,308  Koor Industries Ltd.                        2,291,571        2,338,252    0.3
                                      86,020  Koor Industries Ltd. (ADR)(a)               1,589,636        1,548,360    0.2
                                                                                       ------------     ------------  ------
                                                                                          3,881,207        3,886,612    0.5

                                              Total Investments in Israel                14,955,660       13,313,138    1.8

                                              Total Investments in the
                                              Middle East                                20,948,301       20,776,988    2.8


SCHEDULE OF INVESTMENTS (continued)                                                                           (in US Dollars)
PACIFIC BASIN/                    Shares Held/                                                                     Percent of
ASIA         Industries           Face Amount              Investments                     Cost             Value  Net Assets
Australia    Merchandising           207,045  Amway Asia Pacific Ltd.                  $  6,445,644     $  7,168,933    1.0%

                                              Total Investments in Australia              6,445,644        7,168,933    1.0

China        Telecommunications    1,485,000  Eastern Communications Co.,
                                                Ltd. (Class B)                            1,032,160        1,113,750    0.1

                                              Total Investments in China                  1,032,160        1,113,750    0.1

Hong Kong    Automotive            5,134,000  Sime Darby (Hong Kong) Ltd.                 6,061,900        6,108,111    0.8

             Banking               4,221,666  JCG Holdings, Ltd.                          3,138,603        3,794,302    0.5
                                     539,000  Wing Hang Bank Ltd.                         1,989,929        2,021,389    0.3
                                                                                       ------------     ------------  ------
                                                                                          5,128,532        5,815,691    0.8

             Food                 25,091,000  C.P. Pokphand Co. Ltd.
                                               (Ordinary)                                 7,330,535        7,949,637    1.1
                                  67,755,000  Tingyi (Cayman Islands)
                                                Holdings, Co.                            17,964,259       14,282,103    1.9
                                                                                       ------------     ------------  ------
                                                                                         25,294,794       22,231,740    3.0

             Industrial           20,042,000  Sinocan Holdings Ltd.                       7,543,493        8,941,768    1.2

             Real Estate          56,822,000  China Overseas Land & Investment           15,814,727       19,288,970    2.6

                                              Total Investments in Hong Kong             59,843,446       62,386,280    8.4

India        Banking                 979,000  State Bank of India                         7,442,961        6,980,035    0.9

             Energy Sources          995,500  Bombay Suburban Electric Supply
                                                Co. Ltd.                                  5,290,246        4,851,132    0.7
                                      60,000  Bombay Suburban Electric Supply
                                                Co. Ltd. (GDR)(b)                           993,000        1,059,000    0.1
                                         500  Cochin Refinery Ltd.                            3,764            1,805    0.0
                                                                                       ------------     ------------  ------
                                                                                          6,287,010        5,911,937    0.8

             Financial Services      123,750  Housing Development Finance Corp.          10,139,790        8,024,550    1.1
                                   3,145,850  Industrial Credit & Investment
                                                Corporation of India Ltd.                11,154,057        6,455,870    0.9
                                                                                       ------------     ------------  ------
                                                                                         21,293,847       14,480,420    2.0

             Leisure & Tourism       250,000  East India Hotels Ltd.                      4,272,543        4,040,903    0.5

             Recreation &            580,000  Suraj Diamonds Ltd.                         1,522,715          449,929    0.1
             Consumer Goods

             Telecommunications    1,617,000  Mahanagar Telephone Nigam Ltd.              8,143,975        9,384,986    1.3

             Textiles                 44,800  Grasim Industries Ltd.                        698,147          492,231    0.1
                                       3,600  JCT Ltd.                                        5,877            1,071    0.0
                                      40,100  Reliance Industries Ltd.                      254,289          215,488    0.0
                                                                                       ------------     ------------  ------
                                                                                            958,313          708,790    0.1

                                              Total Investments in India                 49,921,364       41,957,000    5.7

Indonesia    Broadcasting &    US$ 4,645,000  P.T. Surya Citra Television,
             Publishing                         4% due 7/01/1997 (Convertible)            4,856,085        4,647,346    0.6

             Energy Equipment &    1,282,800  P.T. Kabelmetal Indonesia                   2,184,615          524,606    0.1
             Services

             Food                  1,703,000  P.T. Indofood Sukses Makmur                 3,270,783        3,628,864    0.5

             Multi-Industry        4,693,000  P.T. Bimantara Citra                        5,241,468        5,202,099    0.7

             Real Estate           7,056,000  P.T. Ciputra Development                    7,328,623        5,619,285    0.8
                                   3,528,000  P.T. Ciputra Development
                                                (Rights)(d)                                       0          683,427    0.1
                                                                                       ------------     ------------  ------
                                                                                          7,328,623        6,302,712    0.9

             Telecommunications    2,537,000  P.T. Telekomunikasi Indonesia               3,800,242        3,931,640    0.5

                                              Total Investments in Indonesia             26,681,816       24,237,267    3.3

Malaysia     Airlines              1,325,000  Malaysian Airline System BHD                3,743,852        3,437,163    0.5

             Banking                 578,000  Commerce Asset Holding BHD                  3,712,883        3,598,515    0.5
                                   3,616,000  Public Bank BHD Foreign                     7,311,962        6,696,029    0.9
                                                                                       ------------     ------------  ------
                                                                                         11,024,845       10,294,544    1.4

             Broadcasting &        1,048,000  New Straits Times Press BHD                 5,107,457        5,520,852    0.7
             Publishing            2,024,000  Sistem Televisyen Malaysia BHD              3,436,617        4,200,343    0.6
                                   2,705,000  Sistem Televisyen Malaysia
                                                BHD (Class A)                             4,324,599        4,944,287    0.7
                                                                                       ------------     ------------  ------
                                                                                         12,868,673       14,665,482    2.0

             Building          US$ 3,800,000  Aokam Perdana BHD, 3.50% due
             Materials                          6/13/2004 (Convertible)                   2,968,250        3,154,000    0.4
                                     713,000  Hume Industries (Malaysia) BHD              3,782,705        3,784,531    0.5
                                                                                       ------------     ------------  ------
                                                                                          6,750,955        6,938,531    0.9

             Chemicals                93,000  Chemical Company of Malaysia BHD              288,297          289,500    0.0
                                   1,135,500  Nylex (Malaysia) BHD                        3,000,783        2,333,809    0.3
                                                                                       ------------     ------------  ------
                                                                                          3,289,080        2,623,309    0.3

             Diversified Holdings    373,000  OYL Industries BHD                          3,849,130        3,795,945    0.5

             Engineering &         1,083,000  Malaysian Resources Corp. BHD               3,760,699        3,673,824    0.5
             Construction

             Financial Services      800,000  Arab-Malaysian Merchant Bank
                                              Holdings BHD                                5,804,222        5,810,752    0.8

             Food                    473,000  Nestle (Malaysia) BHD                       3,702,794        3,643,253    0.5

             Multi-Industry          843,000  Ekran BHD                                   3,768,820        3,633,476    0.5
                                   3,556,000  Renong BHD                                  6,035,265        5,449,591    0.7
                                   1,125,000  Sime Darby BHD                              3,759,870        3,726,504    0.5
                                     414,000  Sungei Way Holdings BHD                     2,249,601        2,213,992    0.3
                                                                                       ------------     ------------  ------
                                                                                         15,813,556       15,023,563    2.0

             Natural Gas             910,000  Petronas Gas BHD                            3,791,186        3,704,354    0.5

             Oil & Related           646,000  Petronas Dagangan BHD                       1,888,810        1,920,701    0.3

             Telecommunications    3,370,700  Technology Resources
                                              Industries BHD                             11,945,377        8,878,405    1.2

                                              Total Investments in Malaysia              88,233,179       84,409,826   11.4

Pakistan     Chemicals--             220,500  Fauji Fertilizer Co. Ltd.                     513,824          411,949    0.1
             Fertilizers

             Electrical            1,446,227  Karachi Electric Supply Corp. Ltd.          1,121,386          826,236    0.1
             Components

             Telecommunications       14,050  Pakistan Telecommunications Corp.           1,489,569        1,257,283    0.1

                                              Total Investments in Pakistan               3,124,779        2,495,468    0.3


SCHEDULE OF INVESTMENTS (concluded)                                                                           (in US Dollars)
PACIFIC BASIN/
ASIA                             Shares Held/                                                                      Percent of
(concluded)  Industries          Face Amount               Investments                     Cost             Value  Net Assets
South Korea  Automotive               66,214  Dong Ah Tire Industries                  $  3,636,388     $  5,037,237    0.7%

             Telecommunications    1,048,606  Korea Mobile Telecommunications
                                                Corp. (ADR)(a)                           16,981,527       15,991,242    2.1

             Utilities--              69,900  Korea Electric Power Corp.                  2,751,350        2,311,654    0.3
             Electrical & Gas

                                              Total Investments in South Korea           23,369,265       23,340,133    3.1

Thailand     Banking               1,456,000  Krung Thai Bank Public Co. Ltd.             6,874,574        6,245,238    0.8
                                     690,800  Phatra Thanakit Public Co. Ltd.             7,324,993        3,941,681    0.6
                                     117,000  Siam Commercial Bank Public Co.
                                                Ltd. Foreign                              1,862,717        1,418,070    0.2
                                   1,210,700  Thai Farmers Bank, Ltd. Foreign            12,946,596       12,768,283    1.7
                                     151,337  Thai Farmers Bank, Ltd. Foreign
                                                (Warrants) (c)                              149,542          148,883    0.0
                                                                                       ------------     ------------  ------
                                                                                         29,158,422       24,522,155    3.3

             Financial Services    1,216,000  Finance One Public Company Ltd.
                                              Foreign                                     8,846,979        7,177,711    1.0

             Merchandising           755,000  Siam Makro Public Co. Ltd.                  3,676,984        3,565,245    0.5

             Real Estate      Chf 11,300,000  Bangkok Land Public Co., Ltd.,
                                                3.125% due 3/31/2001 (Convertible)        4,006,762        3,695,756    0.5
                              US$  1,565,000  Bangkok Land Public Co., Ltd.,
                                                4.50% due 10/13/2003 (Convertible)        1,155,250        1,150,275    0.2
                                   3,731,000  Hemaraj Land and Development
                                                Public Co., Ltd., 3.50% due
                                                9/09/2003                                 3,662,886        3,703,018    0.5
                                   2,000,000  Tanayong Public Co. Ltd., 3.50%
                                                due 3/01/2004 (Convertible)               1,807,500        1,830,000    0.2
                                                                                       ------------     ------------  ------
                                                                                         10,632,398       10,379,049    1.4

             Telecommunications      558,000  Advanced Info Service Public
                                                Company Ltd. Foreign                     10,457,207        7,641,429    1.0

                                              Total Investments in Thailand              62,771,990       53,285,589    7.2

                                              Total Investments in the Pacific
                                              Basin/Asia                                321,423,643      300,394,246   40.5


SHORT-TERM                             Face
SECURITIES                            Amount
             Commercial        US$ 6,470,000  Delaware Funding Corp., 5.35% due
             Paper*                             10/15/1996                                6,456,539        6,456,539    0.9
                                   9,108,000  General Electric Capital Corp.,
                                                5.80% due 10/01/1996                      9,108,000        9,108,000    1.2
                                   4,918,000  Goldman Sachs Group L.P., 5.40%
                                                due 11/04/1996                            4,892,918        4,892,918    0.6
                                   6,000,000  National Fleet Funding Corp., 5.36%
                                                due 11/08/1996                            5,966,053        5,966,053    0.8

                                              Total Investments in Short-Term
                                              Securities                                 26,423,510       26,423,510    3.5

             Total Investments                                                         $732,979,484      753,501,087  101.6
                                                                                       ============
             Liabilities in Excess of Other Assets                                                       (11,932,455)  (1.6)
                                                                                                        ------------  ------
             Net Assets                                                                                 $741,568,632  100.0%
                                                                                                        ============  ======

             Net Asset Value:     Class A--Based on net assets of $328,504,346 and
                                           22,323,990 shares outstanding                                $      14.72
                                                                                                        ============
                                  Class B--Based on net assets of $306,265,020 and
                                           21,082,163 shares outstanding                                $      14.53
                                                                                                        ============
                                  Class C--Based on net assets of $48,899,406 and
                                           3,373,083 shares outstanding                                 $      14.50
                                                                                                        ============
                                  Class D--Based on net assets of $57,899,860 and
                                           3,945,074 shares outstanding                                 $      14.68
                                                                                                        ============

            *Commercial Paper is traded on a discount basis; the interest rates shown are the discount rates paid at the time of purchase by the Fund.
          (a)American Depositary Receipt (ADR).
          (b)Global Depositary Receipt (GDR).
          (c)Warrants entitle the Fund to purchase a predetermined number of shares of stock at a predetermined price until the expiration date.
          (d)The rights may be exercised until 11/12/1996.



EQUITY PORTFOLIO CHANGES


For the Quarter Ended September 30, 1996

 Additions

 Anglo American Corporation of
  South Africa, Ltd. (ADR)
 Arab-Malaysian Merchant Bank
 Holdings BHD
 Blue Square Chain Stores Properties &
  Investments Ltd. (ADR)
 Carso Global Telecom, S.A. de C.V. A-1
 Carso Global Telecom, S.A. de C.V. (ADR)
 Chemical Company of Malaysia BHD
 China Overseas Land & Investment
 Cifra, S.A. de C.V. B (ADR)
 Commerce Asset Holding BHD
 Commercial International Bank
  (Egypt) S.A.E.
 De Beers Centenary AG
 Eastern Communications Co., Ltd. (Class B)
 Ekran BHD
 Hume Industries (Malaysia) BHD
 Invercorporacion, S.A. de C.V. A-1
 Invercorporacion, S.A. de C.V. A-1 (ADR)
 Malaysian Airline System BHD
 Malaysian Resources Corp. BHD
 Mediaset S.p.A.
 Mosenergo (ADR)
 Mostostal-Export S.A. (Series E)
 Nestle (Malaysia) BHD
 OYL Industries BHD
 P.T. Bimantara Citra
 P.T. Ciputra Development (Rights)
 P.T. Indofood Sukses Makmur
 P.T. Telekomunikasi Indonesia
 Petronas Dagangan BHD
 Petronas Gas BHD
 Siam Makro Public Co. Ltd.
 Siderurgica Venezolana SIVENSA,
  S.A.I.C.A.--S.A.C.A. (Class B) (ADR)
*Siderurgica Venezolana SIVENSA,
  S.A.I.C.A.--S.A.C.A. (Rights)
 Sime Darby BHD
 Sistem Televisyen Malaysia BHD (Class A)
 Sungei Way Holdings BHD
 Thai Farmers Bank, Ltd. Foreign
  (Warrants)
 Wielkopolski Bank Kredytowy S.A.
 Wing Hang Bank Ltd.

 Deletions

 Carrefour S.A. (Rights)
 Companhia Vale do Rio Doce S.A. (Preferred)
 Crown Casino Ltd.
 Delta Dairy S.A. (Preferred)
 Groupe Omnium Nord Africain
 Inversiones y Representaciones S.A.
 Inversiones y Representaciones S.A. (GDR)
 Korea Mobile Telecommunications Corp.
 Lankan Tiles
 Leader Universal Holdings BHD (Class A)
 Les Ciments de l'Oriental
 Malayan Banking BHD
 Mantex S.A.C.A.
 Migros Turk A.S.
 Mostostal-Export S.A. (Rights)
 P.T. Bank Bali Foreign
 P.T. Mulia Industrindo
*Siderurgica Venezolana SIVENSA,
  S.A.I.C.A.--S.A.C.A. (Rights)
 Telefonica de Argentina S.A. (Class B)
 Venezolana de Cementos S.A.C.A.
  (Vencemos)

[FN]
*Added and deleted in the same quarter.



PORTFOLIO INFORMATION


Ten Largest Equity Holdings                    Percent of
As of September 30, 1996                       Net Assets

Telecomunicacoes Brasileiras S.A.--Telebras*       5.9%
China Overseas Land & Investment                   2.6
Kimberly-Clark de Mexico, S.A. de C.V.*            2.5
Grupo Carso, S.A. de C.V.*                         2.2
Korea Mobile Telecommunications Corp. (ADR)        2.1
Tingyi (Cayman Islands) Holdings, Co.              1.9
Cifra, S.A. de C.V.*                               1.9
Banco Frances del Rio de la Plata S.A. (ADR)       1.9
Companhia Cervejaria Brahma S.A. PN (Preferred)    1.8
Apasco, S.A. de C.V.                               1.8

[FN]
*Includes combined holdings.



OFFICERS AND DIRECTORS


Arthur Zeikel, President and Director
Donald Cecil, Director
Edward H. Meyer, Director
Charles C. Reilly, Director
Richard R. West, Director
Edward D. Zinbarg, Director
Terry K. Glenn, Executive Vice President
Norman R. Harvey, Senior Vice President
Donald C. Burke, Vice President
Grace Pineda, Vice President and
  Portfolio Manager
Gerald M. Richard, Treasurer
Mark B. Goldfus, Secretary

Custodian
The Chase Manhattan Bank, N.A.
Global Securities Services
4 Chase MetroTech Center, 18th Floor
Brooklyn, New York 11245

Transfer Agent
Merrill Lynch Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, Florida 32246-6484
(800) 637-3863